CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,299	$ 746	$ 1,645
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	3	(4)	(16)
Change in value of derivative instruments accounted for as cash flow hedges	0	(1)	12
Change in value of available-for-sale securities	1	2	0
Actuarial gain (loss) relating to pension and other postretirement benefits	(113)	66	(10)
Foreign currency translation adjustment	(2)	(1)	0
Change in other comprehensive income from unconsolidated affiliates	(6)	17	(9)
Total other comprehensive income	(117)	79	(23)
Comprehensive income	1,182	825	1,622
Less: Comprehensive income attributable to noncontrolling interest	116	255	31
Comprehensive Income Attributable to Predecessor Equity	(153)	35	41
Net Income (Loss) Allocated to Predecessor Equity	(153)	35	39
Comprehensive income attributable to partners	$ 1,219	$ 535	$ 1,550